Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase	The following table summarizes the acquisition-date fair value of each major class of purchase consideration that was transferred to the Flowr Corporation in lieu of the acquisition of 100% of the Ordinary Shares of Holigen:
Cash	$2,600,000
Holdback payable	400,000
Fair value of 190,000 common shares of the Company	16,131,000
Total consideration	$19,131,000

Schedule of the Fair Value of the Identifiable Assets and Liabilities	The following table summarizes the fair value of the identifiable assets and liabilities as at the date of acquisition:
Cash	$233,407
Accounts receivable	605,579
Biological assets	200,457
Inventory	904,006
Prepayments	179,597
Intangible assets	24,665,772
Property, plant and equipment, net	12,936,374
Trade and other payables	(3,775,599)
Loans and borrowing	(4,058,030)
Net assets acquired	$31,891,563